Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income

6. Other Comprehensive Income

Other comprehensive income is defined as comprehensive income exclusive of net income. Other comprehensive income (loss) consists of the following:

	Years Ended December 31,
	(Dollars in Thousands)
	2011	2010
Unrealized gains (losses) on pension and postretirement benefit obligations arising during the year	$(1,261)	$(338)
Unrealized gains (losses) on available for sale securities arising during the year	927	(387)
Reclassification adjustment for gains included in net income	(634)	(47)
Other comprehensive income (loss) before tax	(968)	(772)
Income tax benefit related to other comprehensive income	361	288
Other comprehensive income (loss), net of tax	$(607)	$(484)